DESCRIPTION OF BUSINESS	12 Months Ended
Dec. 31, 2013
Organization, Consolidation and Presentation of Financial Statements [Abstract]
DESCRIPTION OF BUSINESS
DESCRIPTION OF BUSINESS

CalPetro Tankers (Bahamas II) Limited (the "Company") was incorporated in the Bahamas on May 13, 1994 with two other entities: CalPetro Tankers (Bahamas I) Limited and CalPetro Tankers (Bahamas III) Limited. In addition, CalPetro Tankers (IOM) Limited was incorporated in the Isle of Man. These entities (the "Owners") were organized as special purpose companies for the purpose of acquiring one of four oil tankers (each a "Vessel", together the "Vessels") from Chevron Transport Corporation ("Chevron") which were concurrently chartered on long-term charter agreements back to Chevron.

The Company along with CalPetro Tankers (Bahamas I) Limited, CalPetro Tankers (Bahamas III) Limited,  and CalPetro Tankers (IOM) Limited are wholly-owned by California Tankers Investments Limited, a company organized under the laws of the Bahamas, which is in turn a wholly-owned subsidiary of CalPetro Holdings Limited, an Isle of Man company. CalPetro Holdings Limited is a wholly-owned subsidiary of Independent Tankers Corporation ("ITC"), a Cayman Islands company. ITC itself is wholly-owned by Independent Tankers Corporation Limited ("ITCL"). ITCL was established in February 2008 and it is 82.47% owned by  Frontline Ltd., ("Frontline"), a Bermuda company, whose shares are listed on the New York Stock Exchange, London Stock Exchange and Oslo Stock Exchange.

California Petroleum Transport Corporation ("California Petroleum" or "CPTC"), a Delaware corporation, acting as agent on behalf of the Owners, issued as full recourse obligations $167,500,000 Serial First Preferred Mortgage Notes (the "Serial Notes") and $117,900,000 8.52% First Preferred Mortgage Notes due 2015 (the "Term Notes")  (together the "Notes"). The Serial Notes were fully repaid April 1, 2006. The proceeds from the sale of the Notes were applied by way of long-term loans, being Serial Loans in respect of the Serial First Preferred Mortgage Notes and Term Loans in respect of the First Preferred Mortgage Notes due 2015, to the Owners to fund the acquisition of their Vessels from Chevron. The Company was allocated $46,620,000 of the Serial Loans and $35,052,000 of the Term Loans and acquired its Vessel, the Altair Voyager. The Company engages in no business other than the ownership and chartering of its Vessel and activities resulting from or incidental to such ownership and chartering.

The Company's only source of funds with respect to the Term Loans is payments from Chevron. The Company does not have any other source of funds for payment of the Term Loans.